Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net (loss)/income	$ (2,272,297)	$ 1,751,170	$ 2,569,810
Adjustments to reconcile net (loss)/income to net cash provided by (used in) operating activities:
Depreciation and amortization	258,557	197,233	148,071
Loss (gain) from disposal of property and equipment/Property and equipment written off	1,295	882	(2,296)
Amortization of right-of-use assets	595,440	381,795	41,968
(Reversal)/Provision for doubtful accounts		(99,003)	30,187
(Reversal)/Provision for inventory impairment	(1,851)	1,851
Amortization of share-based compensation	1,161,408	1,325,616	54,171
Amortization of debt issuance costs	160,681	102,783	197,366
Deferred income tax provision	(134,836)	23,465	5,994
Unrealized exchange loss/(gain)	265,606	(383,469)	(172,794)
Loss from termination of the VIE agreements			205,249
Changes in operating assets and liabilities:
Notes receivable	(3,072)	18,000
Accounts receivable	49,480,387	(3,711,373)	(9,211,978)
Inventories	506,206	(495,580)	2,096,212
Advances to suppliers	(2,413,698)	5,004,076	30,759
Prepaid expenses and other current assets	362,826	315,056	622,011
Accounts payable	(46,402,108)	(6,364,245)	5,179,267
Contract liabilities	1,348,015	(1,832,960)	(1,632,254)
Taxes payable	286,206	421,057	454,963
Lease liabilities	(620,044)	(392,422)	(22,985)
Accrued expenses and other current liabilities	(496,471)	(15,764)	(455,171)
Net cash provided by (used in) operating activities	2,082,250	(3,751,832)	138,550
Cash flows from investing activities:
Purchase of property and equipment	(97,455)	(81,913)	(22,218)
Proceeds from disposal of property and equipment	2,246		3,096
Purchase of intangible assets	(60,239)	(63,698)	(9,669)
Purchase of short-term investments	(1,122,520)	(4,125,704)	(20,025,600)
Proceeds upon maturity of short-term investments	1,122,520	4,127,088	20,918,110
Net cash (used in) provided by investing activities	(155,448)	(144,227)	863,719
Cash flows from financing activities:
Proceeds from short-term bank loans	26,947,383	30,912,118	30,052,076
Repayments of short-term bank loans	(30,953,952)	(27,708,103)	(32,900,000)
Proceeds from loans payable to third-parties	1,015,000	660,000	962,239
Repayments from loans payable to third-parties	(1,015,000)	(760,000)	(1,232,239)
Proceeds from banker’s acceptance notes payable	4,490,080		1,500,000
Repayment of banker’s acceptance notes payable	(2,946,120)		(1,500,035)
Proceeds from borrowings from related parties	10,738,325	5,540,543	940,300
Proceeds from sale of common stock, net of issuance costs	1,269,406	4,433,552
Payment for deferred IPO costs			(231,355)
Repayment of related party borrowings	(11,791,154)	(4,328,894)	(1,086,860)
Net cash provided by (used in) financing activities	(2,246,032)	8,749,216	(3,495,874)
Effect of exchange rate fluctuation on cash and restricted cash	(609,177)	(1,391,813)	(1,362,562)
Net (decrease) increase in cash and restricted cash	(928,407)	3,461,344	(3,856,167)
Cash and restricted cash at beginning of year	6,413,367	2,952,023	6,808,190
Cash and restricted cash at end of year	5,484,960	6,413,367	2,952,023
Supplemental cash flow information
Cash paid for income taxes	(154,623)	(190,438)	(151,055)
Cash paid for interest	(696,908)	(567,915)	(356,624)
Supplemental disclosure of non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease obligations	$ 105,885	$ 241,678	$ 732,993